Other Receivables and Prepaid Expenses	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES

NOTE 3:   OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2021	2020
Deposits*)	$588	$281
AII grants receivable	120	83
Prepaid expenses	1,188	119
Governmental institutions	116	25
Income to receive from hotel service providers	496	—
Other	7	7
	$2,515	$515

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*)       As part of the Company’s agreement with certain hotel service providers, the Company provided a cash deposit to the hotel service provider as a guarantee for its transactions with the travelers.